Operating leases (Details 1) $ in Thousands	Dec. 31, 2017 MXN ($)
2018
Disclosure of Operating leases [Line Items]
Minimum finance lease payments payable	$ 184,253
2019
Disclosure of Operating leases [Line Items]
Minimum finance lease payments payable	140,420
2020
Disclosure of Operating leases [Line Items]
Minimum finance lease payments payable	120,365
2021
Disclosure of Operating leases [Line Items]
Minimum finance lease payments payable	103,316
2022
Disclosure of Operating leases [Line Items]
Minimum finance lease payments payable	$ 120,031